Document and Entity Information	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Current Fiscal Year End Date	--07-31
Entity File Number	001-40977
Entity Registrant Name	DEVVSTREAM CORP.
Entity Central Index Key	0001854480
Entity Incorporation, State or Country Code	A0
Entity Tax Identification Number	86-2433757
Entity Address, Address Line One	2108 N St., Suite 4254
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95816
City Area Code	647
Local Phone Number	689-6041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	DEVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false